Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Basis of presentation and summary of significant accounting policies [Line Items]
Federal Deposit Insurance	$ 250,000		$ 250,000
Inventory impairment loss			$ 1,269,469	$ 0
Percentage of investments voting shares	20.00%		20.00%
Goodwill impairment loss amount			$ 1,023,533
Reportable segment	1
Interest income amount			78,385	22,764
Credit loss			200,000
Goodwill [Member]
Basis of presentation and summary of significant accounting policies [Line Items]
Goodwill impairment loss amount	$ 0	$ 34,146	$ 1,023,533	$ 0